Share Capital - Schedule of Classes of Share Capital (Details) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			¥ 52,731	¥ 43,678	¥ 37,772
Issuance of ordinary shares	¥ 803	$ 123			12
Expiry of put right of puttable ordinary shares			535
Shares held for share award schemes			(105)	(47)	(31)
Repurchase of shares			(3,561)	(134)
Ending balance			¥ 51,055	¥ 52,731	¥ 43,678
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares			3,385,143,738	3,355,065,938	3,265,986,486
Issuance of ordinary shares | shares			5,010,526		280,512
Number of shares allotted and issued for share award schemes | shares				30,077,800	88,798,940
Balance, shares | shares			3,390,154,264	3,385,143,738	3,355,065,938
Beginning balance			¥ 2	¥ 2	¥ 2
Ending balance			2	2	2
Additional Paid-In Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			35,044	34,425	33,776
Issuance of ordinary shares					12
Expiry of put right of puttable ordinary shares			535
Value of employee service			659	619	637
Ending balance			36,238	35,044	34,425
Shares Held for Share Award Schemes [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(78)	(31)
Shares held for share award schemes			(105)	(47)	(31)
Ending balance			(183)	(78)	¥ (31)
Treasury shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance			(134)
Value of employee service			35
Repurchase of shares			(3,561)	(134)
Ending balance			¥ (3,660)	¥ (134)